Other Compensation Costs (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, aggregate intrinsic value, outstanding	$ 13,800			$ 13,800
Share-based payment arrangement, noncash expense	$ 4,600				$ 7,300	$ 12,500
Contributed capital from Parent for executive compensation				3,840
Reclassification of share-based awards to a liability					(16,109)
Lease related deferrals				3,840	7,305	12,512
Payments for merger related costs				5,500
Transaction and other costs				26,986	79,000	$ 0
Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassification of share-based awards to a liability				16,100
Dividends payable					2,900
Lease related deferrals					24,200
Business combination, integration related costs				11,900
Payments for merger related costs				55,100
Transaction and other costs		$ 4,400		$ 2,200	$ 2,200
Brookfield Infrastructure | All Share Consideration
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash consideration per acquiree share (in usd per share)				$ 83.16
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	875			875	750
Share-based compensation arrangement by share-based payment award, number of additional shares authorized (in shares)			125
Share-based compensation arrangement by share-based payment award, award vesting period	5 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value	$ 16,400			$ 19,200